Commitments and Contingencies - Schedule of Company's Restricted Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 19, 2018	May 01, 2018	Dec. 31, 2017
Fair Value, Separate Account Investment [Line Items]
Total restricted assets	$ 4,268.3	$ 4,419.2
Other investments	$ 111.4	$ 102.5
Total as percent of investable assets	54.40%	56.40%
Securities and cash as collateral secured letters of credit	$ 635.4	$ 771.1
Affiliated transactions
Fair Value, Separate Account Investment [Line Items]
Total restricted assets	754.9	1,033.9
Third party
Fair Value, Separate Account Investment [Line Items]
Total restricted assets	2,766.6	2,511.7
Letters of credit / guarantees
Fair Value, Separate Account Investment [Line Items]
Total restricted assets	635.4	771.1
Limited Partner | Real estate fund
Fair Value, Separate Account Investment [Line Items]
Total restricted assets					$ 100.0
Other investments	$ 111.4	$ 102.5	$ 13.8	$ 86.2